ASSET PURCHASE AGREEMENT (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 08, 2023	May 16, 2024	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total purchase price			$ 405,000			$ 405,000
Asset Purchase Agreement [Member]
Total purchase price				$ 720,000	$ 405,000
Assets acquired evaluated value				$ 0	$ 0
Asset Purchase Agreement [Member] | Class A Preferred Stock [Member]
Preferred shares value	$ 405,000	$ 720,000
Shares issued for asset purchase agreement, shares	9,000,000	9,000,000